SEGMENTED INFORMATION Schedule of revenue by segment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Segment Reporting Information [Line Items]
Revenue	$ 692,077	$ 615,607	$ 607,798
Cost of goods sold	457,130	397,864	413,943
Gross margin	$ 234,947	$ 217,743	$ 193,855
Gross margin %	33.90%	35.40%	31.90%
Expenses	$ 235,306	$ 196,395	$ 183,741
Earnings (loss) from operations	(359)	21,348	10,114
Total assets	689,106	578,459	546,332
OEM Solutions
Segment Reporting Information [Line Items]
Revenue	555,887	516,517	523,366
Cost of goods sold	384,872	349,921	371,559
Gross margin	$ 171,015	$ 166,596	$ 151,807
Gross margin %	30.80%	32.30%	29.00%
Enterprise Solutions
Segment Reporting Information [Line Items]
Revenue	$ 101,535	$ 71,486	$ 63,072
Cost of goods sold	53,014	31,537	29,945
Gross margin	$ 48,521	$ 39,949	$ 33,127
Gross margin %	47.80%	55.90%	52.50%
IoT Services
Segment Reporting Information [Line Items]
Revenue	$ 34,655	$ 27,604	$ 21,360
Cost of goods sold	19,244	16,406	12,439
Gross margin	$ 15,411	$ 11,198	$ 8,921
Gross margin %	44.50%	40.60%	41.80%